Provisions (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Provisions Reconciliation

	Conduct remediation
	PPI £m	Wealth and Investment £m	Other products £m	Regulatory- related £m	Vacant property £m	Other(1) £m	Total £m
At 31 December 2017	356	3	44	57	39	59	558
Re-allocation of ECL on undrawn exposures	—	—	—	—	—	50 (2)	50

At 1 January 2018	356	3	44	57	39	109	608
Additional provisions	—	—	—	—	11	64	75
Provisions released	—	(3)	(11)	(4)	—	(14)	(32)
Utilisation	(55)	—	(2)	(37)	(7)	(46)	(147)

At 30 June 2018	301	—	31	16	43	113	504

At 1 January 2017	457	22	14	96	47	64	700
Additional provisions	69	—	35	2	6	69	181
Utilisation	(121)	(27)	(2)	(53)	(5)	(87)	(295)
Transfers	—	9	—	—	—	—	9

At 30 June 2017	405	4	47	45	48	46	595

(1)

At 30 June 2018 this included £53m (2017: £59m) in respect of operational loss and operational risk provisions, restructuring charges and litigation and related expenses. It also included £60m in respect of credit impairment losses for off balance sheet exposures relating to guarantees given to third parties and undrawn loan commitments. See Note 5 for details of the income statement charge.

(2)	This relates to ECL on loan commitments following the adoption of a methodology to enable its separate identification from ECL on drawn exposures.

Summary of Key Drivers of PPI Provision Balance and Forecast Assumptions Used in Calculating Provision

The table below sets out the key drivers of the provision balance and forecast assumptions used in calculating the PPI provision, as well as the sensitivity of the provision to changes in the assumptions. It reflects a balanced view across all retail products and portfolios and includes redress for Plevin-related claims.

	Cumulative to 30 June 2018	Future expected	Sensitivity analysis increase/decrease in provision
Inbound complaints(1) (‘000)	1,858	436	25 = £12.3m
Outbound contact (‘000)	488	292	25 = £5.4m
Response rate to outbound contact	55%	90%	1% = £1.0m
Average uphold rate per claim(2)	44%	72%	1% = £2.7m
Average redress per claim(3)	£1,363	£537	£100 = £50.5m

(1)

Includes all claims received regardless of whether we expect to make a payment; i.e. regardless of the likelihood of the Santander UK group incurring a liability. Excludes claims where the complainant has not held a PPI policy.

(2)	Claims include inbound and responses to outbound contact.
(3)

The future expected average redress per claim is lower than the cumulative average to date due to the inclusion of Plevin cases in the provision, as well as a shift in the complaint mix to a greater proportion of storecards, which typically held lower average balances.